Stockholders' Equity (Deficit) - Summary of Warrants Issued (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Equity [Abstract]
Number of Warrants Outstanding, Beginning	5,052,497	6,169,497	6,534,810
Number of Warrants Granted/restated
Number of Warrants Canceled
Number of Warrants Expired	(4,927,497)	(1,117,000)	(365,313)
Number of Warrants Outstanding, Ending	125,000	5,052,497	6,169,497
Weighted Average Exercise Price Outstanding, Beginning	$ 1.50	$ 1.50	$ 1.48
Weighted Average Exercise Price Granted
Weighted Average Exercise Price Canceled
Weighted Average Exercise Price Expired	1.50	(1.48)	(1.18)
Weighted Average Exercise Price Outstanding, Ending	$ 1.50	$ 1.50	$ 1.50